Subsidiary Stock	12 Months Ended
Dec. 31, 2011
SUBSIDIARY STOCK

18. SUBSIDIARY STOCK

Subsidiaries of the Company held cumulative preferred stock of $78 million and $60 million at December 31, 2011 and 2010, respectively, consisting of preferred stock held by IPL and DPL.

IPL, the Company's integrated utility in Indiana, had $60 million of cumulative preferred stock outstanding at December 31, 2011 and 2010, which represented five series of preferred stock. The total annual dividend requirements were approximately $3 million at December 31, 2011 and 2010. Certain series of the preferred stock were redeemable solely at the option of the issuer at prices between $100 and $118 per share. Holders of the preferred stock are entitled to elect a majority of IPL's board of directors if IPL has not paid dividends to its preferred stockholders for four consecutive quarters. Based on the preferred stockholders' ability to elect a majority of IPL's board of directors in this circumstance, the redemption of the preferred shares is considered to be not solely within the control of the issuer and the preferred stock is considered temporary equity and presented in the mezzanine level of the Consolidated Balance Sheets in accordance with the relevant accounting guidance for noncontrolling interests and redeemable securities.

DPL, the Company's newly acquired utility in Ohio, had $18 million of cumulative preferred stock outstanding at December 31, 2011, which represented three series of preferred stock issued by DP&L, a wholly owned subsidiary of DPL. The total annual dividend requirements were approximately $1 million at December 31, 2011. The DP&L preferred stock may be redeemed at DP&L's option as determined by its board of directors at per-share redemption prices between $101 and $103 per share, plus cumulative preferred dividends. In addition, DP&L's Amended Articles of Incorporation contain provisions that permit preferred stockholders to elect members of the DP&L Board of Directors in the event that cumulative dividends on the preferred stock are in arrears in an aggregate amount equivalent to at least four full quarterly dividends. Based on the preferred stockholders' ability to elect members of DP&L's board of directors in this circumstance, the redemption of the preferred shares is considered to be not solely within the control of the issuer and the preferred stock is considered temporary equity and presented in the mezzanine level of the Consolidated Balance Sheets in accordance with the relevant accounting guidance for noncontrolling interests and redeemable securities.

In February 2009, in connection with a preemptive rights period associated with a share issuance (capital increase) at AES Gener, Inversiones Cachagua Limitada (“Cachagua”), a wholly owned subsidiary of the Company, paid $175 million to AES Gener to maintain its current ownership percentage of approximately 70.6%.